RELATED PARTY DISCLOSURE (Tables)	9 Months Ended
Sep. 30, 2022
Related party [Abstract]
Schedule of related party transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations and comprehensive income (loss):

(in millions)	Three Months Ended September 30,		Nine Months Ended September 30,

Purchases from: *	2022	2021	2022	2021
SMP	$15	$13	$42	$42

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$16	$5	$37	$27
	$16	$5	$37	$27
* Purchases from SMP were primarily comprised of wafer purchases.